Loan Sales and Servicing Activities	6 Months Ended
Jun. 30, 2013
Loan Sales and Servicing Activities
Loan Sales and Servicing Activities

Note 6—Loan Sales and Servicing Activities

        The Company purchases and sells mortgage loans to the secondary mortgage market without recourse for credit losses. However, the Company maintains continuing involvement with the loans in the form of servicing arrangements and the liability under representations and warranties it makes to purchasers and insurers of the loans.

        The following table summarizes cash flows between the Company and transferees upon sale of mortgage loans in transactions where the Company maintains continuing involvement with the mortgage loans (primarily the obligation to service the loans on behalf of the loans' owners or owners' agents):

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Cash flows:
Proceeds from sales	$4,634,607	$1,645,277	$8,695,704	$2,458,405
Servicing fees received	$12,402	$2,541	$21,701	$4,387
Net servicing (advances) recoveries	$(78)	$(574)	$3,658	$(1,182)
Quarter-end information:
Unpaid principal balance of loans outstanding at period-end	$16,408,013	$2,957,747	$16,408,013	$2,957,747
Loans delinquent 30-89 days	$204,998	$24,824	$204,998	$24,824
Loans delinquent 90 or more days or in foreclosure or bankruptcy	$63,049	$6,551	$63,049	$6,551

        The Company's mortgage servicing portfolio is summarized as follows:

	June 30, 2013
	Servicing rights owned	Subservicing	Total loans serviced
	(in thousands)
Affiliated entities	$—	$24,974,284	$24,974,284
Agencies	17,622,302	—	17,622,302
Private investors	1,155,301	—	1,155,301
Mortgage loans held for sale	653,789	—	653,789

	$19,431,392	$24,974,284	$44,405,676

Amount subserviced for the Company	$41,971	$827,344	$869,315

Delinquent mortgage loans:
30 days	$246,910	$235,072	$481,982
60 days	72,849	123,783	196,632
90 days or more	158,577	1,129,945	1,288,522

	478,336	1,488,800	1,967,136
Loans pending foreclosure	65,881	1,256,520	1,322,401

	$544,217	$2,745,320	$3,289,537

Custodial funds managed by the Company(1)	$302,786	$312,930	$615,716

	December 31, 2012
	Servicing rights owned	Subservicing	Total loans serviced
	(in thousands)
Affiliated entities	$—	$16,552,939	$16,552,939
Agencies	9,860,284	—	9,860,284
Private investors	1,321,584	—	1,321,584
Mortgage loans held for sale	417,742	—	417,742

	$11,599,610	$16,552,939	$28,152,549

Amount subserviced for the Company	$45,562	$375,818	$421,380

Delinquent mortgage loans:
30 days	$191,884	$187,653	$379,537
60 days	60,886	122,564	183,450
90 days or more	112,847	851,851	964,698

	365,617	1,162,068	1,527,685
Loans pending foreclosure	75,329	1,290,687	1,366,016

	$440,946	$2,452,755	$2,893,701

Custodial funds managed by the Company(1)	$263,562	$150,080	$413,642

(1)
Borrower and investor custodial cash accounts relate to loans serviced under the servicing agreements and are not recorded on the Company's consolidated balance sheets. The Company earns interest on custodial funds it manages on behalf of the loans' investors, which is recorded as part of the interest income in the Company's consolidated statements of income.

        Following is a summary of the geographical distribution of loans included in the Company's servicing portfolio for the top five and all other states as measured by the total unpaid principal balance:

State	June 30, 2013	December 31, 2012
	(in thousands)
California	$16,410,235	$10,696,508
Virginia	2,323,804	*
Texas	2,285,834	1,223,382
Florida	2,003,649	1,385,286
Colorado	1,895,865	1,299,295
Washington	*	1,143,849
All other states	19,486,289	12,404,229

	$44,405,676	$28,152,549

*
State did not represent a top five state as of the respective date.

        Certain of the loans serviced by the Company are subserviced on the Company's behalf by other mortgage loan servicers. Loans are subserviced for the Company when the loans are secured by property in the State of Massachusetts where the Company is not licensed and a license is required to perform such services, or on a transitional basis for loans where the Company has obtained the rights to service the loans but servicing of the loans has not yet transferred to the Company's servicing system.